Accounts payable, accruals and other payables	6 Months Ended
Jun. 30, 2025
Accounts payable, accruals and other payables
Accounts payable, accruals and other payables

11Accounts payable, accruals and other payables

	(Unaudited)	(Audited)
	At 30 June	At 31 December
	2025	2024
	USD	USD
Financial items
Accounts payables	6,872,144	5,709,577
Captain payables	91,573	367,436
Salaries payable	277,906	372,034
Accrued expenses	2,123,118	2,592,446
Credit facility	17,226	158,203
LTRA payable	—	78,125
Other payables	154,468	98,745
	9,536,435	9,376,566
LTRA payable non-current portion	(30,850)	(30,850)
	9,505,585	9,345,716
Non-financial items
Advances from individual customers (e-wallets) (i)	5,824	5,690
Total accounts payable, accruals and other payables	9,511,409	9,351,406

(i)	Advances from individual customers (e-wallets) are used by customers against future bookings.